Interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Interest Expense [Line Items]
Interest	$ 563	$ 522	$ 468
Debt	460	474	488
Other	27	32	(20)
Bow Office Building [Member]
Components Of Interest Expense [Line Items]
Interest	$ 76	$ 16